Financial instruments (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities (CHF million)
Due to banks	3,413	2,721
Customer deposits	4,643	4,599
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	108,784	136,483
Obligation to return securities received as collateral	30,045	30,191
Trading liabilities	90,816	127,760
Short-term borrowings	4,513	3,547
Long-term debt	65,384	70,366
Other liabilities	26,871	31,092
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	29,677	26,052
Trading liabilities	46,867	64,088
Short-term borrowings	0	0
Long-term debt	218	122
Other liabilities	0	0
Total liabilities	76,762	90,262
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	218	122
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	92	94
Trading liabilities	25,782	38,681
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	25,623	38,622
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	6
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	29,585	25,958
Trading liabilities	17,912	19,124
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	3,173	6,283
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	628	1,941
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1	1
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	2,305	3,809
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0	0
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	3,413	2,721
Customer deposits	4,618	4,599
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	108,784	136,483
Obligation to return securities received as collateral	368	3,946
Trading liabilities	841,631	930,013
Short-term borrowings	4,389	3,311
Long-term debt	55,068	57,529
Other liabilities	24,399	27,536
Total liabilities	1,042,670	1,166,138
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	10,565	14,228
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	22,543	19,692
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	11,006	10,564
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	2,523	3,821
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	350	3,895
Trading liabilities	7,014	9,301
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	1,476	829
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	320	3,835
Trading liabilities	5,030	7,591
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	18	51
Trading liabilities	389	461
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	834,228	920,251
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	693,430	717,248
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	76,963	91,846
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	27,684	37,018
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	28,952	58,497
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	25	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	193
Trading liabilities	5,356	7,343
Short-term borrowings	124	236
Long-term debt	10,098	12,715
Other liabilities	2,848	3,891
Total liabilities	18,451	24,378
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	6,189	7,576
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	2,551	3,585
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,160	1,909
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	112
Trading liabilities	196	21
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	112
Trading liabilities	196	13
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	81
Trading liabilities	6	7
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	5,154	7,315
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,357	1,588
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1,648	2,836
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	1,003	1,022
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	819	1,520
Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(803,038)	(873,684)
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	(376)	(335)
Total liabilities	(803,414)	(874,019)
Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(803,038)	(873,684)
Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	3,413	2,721
Customer deposits	4,643	4,599
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	108,784	136,483
Obligation to return securities received as collateral	30,045	30,191
Trading liabilities	90,816	127,760
Short-term borrowings	4,513	3,547
Long-term debt	65,384	70,366
Other liabilities	26,871	31,092
Total liabilities	334,469	406,759
Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	10,565	14,228
Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	28,732	27,268
Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	13,775	14,271
Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	3,683	5,730
Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	442	4,101
Trading liabilities	32,992	48,003
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	27,099	39,451
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	320	3,947
Trading liabilities	5,226	7,610
Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	29,603	26,090
Trading liabilities	18,307	19,592
Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	39,517	60,165
Bank
Liabilities (CHF million)
Due to banks	3,431	2,737
Customer deposits	4,626	4,583
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	108,784	136,483
Obligation to return securities received as collateral	30,045	30,191
Trading liabilities	91,091	127,809
Short-term borrowings	4,513	3,547
Long-term debt	64,774	68,036
Other liabilities	26,799	30,942
Bank | Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	29,677	26,052
Trading liabilities	47,065	64,087
Short-term borrowings	0	0
Long-term debt	218	122
Other liabilities	0	0
Total liabilities	76,960	90,261
Bank | Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	1
Bank | Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	218	121
Bank | Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Bank | Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	92	94
Trading liabilities	25,782	38,680
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	25,624	38,622
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	6
Bank | Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	29,585	25,958
Trading liabilities	18,109	19,124
Bank | Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	3,174	6,283
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	628	1,941
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1	1
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	2,305	3,809
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0	0
Bank | Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	3,431	2,737
Customer deposits	4,601	4,583
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	108,784	136,483
Obligation to return securities received as collateral	368	3,946
Trading liabilities	841,817	930,375
Short-term borrowings	4,389	3,311
Long-term debt	54,458	55,199
Other liabilities	24,235	27,387
Total liabilities	1,042,083	1,164,021
Bank | Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	10,567	13,191
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	22,545	19,694
Bank | Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	11,006	10,564
Bank | Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	2,523	3,821
Bank | Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	350	3,895
Trading liabilities	7,015	9,302
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	1,476	829
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	320	3,835
Trading liabilities	5,030	7,591
Bank | Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	18	51
Trading liabilities	389	461
Bank | Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	834,413	920,612
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	693,525	717,436
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	76,988	91,984
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	27,749	37,054
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	28,952	58,497
Bank | Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	25	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	193
Trading liabilities	5,356	7,343
Short-term borrowings	124	236
Long-term debt	10,098	12,715
Other liabilities	2,847	3,890
Total liabilities	18,450	24,377
Bank | Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	6,189	7,576
Bank | Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	2,551	3,585
Bank | Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,160	1,909
Bank | Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	112
Trading liabilities	196	21
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	112
Trading liabilities	196	13
Bank | Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	81
Trading liabilities	6	7
Bank | Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	5,154	7,315
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,357	1,588
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1,648	2,836
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	1,003	1,022
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	819	1,520
Bank | Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(803,147)	(873,996)
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	(283)	(335)
Total liabilities	(803,430)	(874,331)
Bank | Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Bank | Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Bank | Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	0
Bank | Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Bank | Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Bank | Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Bank | Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Bank | Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Bank | Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(803,147)	(873,996)
Bank | Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	3,431	2,737
Customer deposits	4,626	4,583
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	108,784	136,483
Obligation to return securities received as collateral	30,045	30,191
Trading liabilities	91,091	127,809
Short-term borrowings	4,513	3,547
Long-term debt	64,774	68,036
Other liabilities	26,799	30,942
Total liabilities	334,063	404,328
Bank | Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	10,567	13,191
Bank | Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	28,734	27,271
Bank | Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	13,775	14,270
Bank | Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	3,683	5,730
Bank | Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	442	4,101
Trading liabilities	32,993	48,003
Bank | Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	27,100	39,451
Bank | Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	320	3,947
Trading liabilities	5,226	7,610
Bank | Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	29,603	26,090
Trading liabilities	18,504	19,592
Bank | Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	39,594	60,214